UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-06355______

_______BlackRock Municipal Target Term Trust, Inc._______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Municipal Target Term Trust, Inc.
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257

Date of fiscal year end:___December 31, 2006
Date of reporting period:__March 31, 2006

Item 1. Schedule of Investments.
The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (unaudited)

BlackRock Municipal Target Term Trust (BMN)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—57.6%
			Alaska—0.4%
AAA	$ 1,750		Anchorage GO, Ser. A, 4.125%, 6/01/06, FGIC	No Opt. Call	$ 1,751,523

			Arkansas—1.1%
AAA	5,000		Univ. of Arkansas Athl. Fac. RB, Razorback Stadium Proj., 3.55%, 12/01/21, FSA	12/06 @ 100	5,000,800

			California—1.3%
AAA	6,000		California GO, 6.30%, 9/01/06, AMBAC	No Opt. Call	6,069,600

			Colorado—3.9%
AAA	1,015		El Paso Cnty. COP, Detention Fac. Proj., Ser. B, 2.50%, 12/01/06, AMBAC	No Opt. Call	1,005,175
AAA	9,700		Met. Football Stad. Dist. Sales Tax RB, Ser. A, Zero Coupon, 1/01/07, MBIA	No Opt. Call	9,443,532
AAA	6,215		Regl. Transp. Dist. COP, Transp. Vehicle Proj., Ser. A, 5.00%, 6/01/06, MBIA	No Opt. Call	6,228,859
AAA	1,100		Thornton COP, 2.50%, 12/01/06, AMBAC	No Opt. Call	1,089,011

					17,766,577

			Florida—1.0%
AAA	910	[3]	Orange Cnty. Tourist Dev. RB, Ser. A, 6.375%, 10/01/06, AMBAC	ETM	923,013
AAA	2,000		Sarasota Wtr. & Swr. Sys. RB, 4.25%, 10/01/06, MBIA	No Opt. Call	2,007,300
AAA	1,865		Tampa Wtr. & Swr. RB, 5.50%, 10/01/06, FSA	No Opt. Call	1,882,997

					4,813,310

			Hawaii—4.0%
			Hawaii GO,
AAA	5,675		Ser. CP, 5.50%, 10/01/06, FGIC	No Opt. Call	5,728,969
AAA	9,000		Ser. CS, 5.25%, 4/01/06, MBIA	No Opt. Call	9,000,000
AAA	1,265		Ser. CW, 3.60%, 8/01/06, FGIC	No Opt. Call	1,265,228
AAA	2,275		Honolulu City & Cnty. GO, Ser. A, 4.00%, 9/01/06, FSA	No Opt. Call	2,279,254

					18,273,451

			Illinois—3.5%
			Champain Cnty. Cmnty. #116 GO,
AAA	385	[3]	Ser. C, Zero Coupon, 1/01/07, FGIC	ETM	374,709
AAA	680		Ser. C, Zero Coupon, 1/01/07, FGIC	No Opt. Call	661,973
AAA	15,080		Illinois GO, Ser. I, 3.25%, 11/01/06, FGIC	No Opt. Call	15,045,316

					16,081,998

			Indiana—1.9%
AAA	9,000		Univ. Student Fee RB, Zero Coupon, 8/01/06, AMBAC	No Opt. Call	8,897,670

			Kentucky—1.7%
			Ppty. & Bldgs. Auth. RB, Proj. No. 69,
AAA	2,035		Ser. B, 4.00%, 8/01/06, FSA	No Opt. Call	2,037,829
AAA	5,560		Ser. C, 4.00%, 8/01/06, FSA	No Opt. Call	5,567,728

					7,605,557

			Louisiana—3.7%
AAA	7,480		MuniMae Trust RB, Ser. 7, Cl. A, 4.40%, 12/16/08	No Opt. Call	7,464,292
AAA	5,250		New Orleans GO, Zero Coupon, 9/01/06, AMBAC	No Opt. Call	5,172,195
AAA	4,565		Pub. Facs. Auth. RB, Ochsner Clinic Fndtn. Proj., Ser. A, 3.00%, 5/15/07, MBIA	No Opt. Call	4,510,768

					17,147,255

			Michigan—2.1%
AAA	5,000		Mun. Bd. Auth. RB, Zero Coupon, 5/15/06, MBIA	No Opt. Call	4,980,600
AAA	4,850		Trunk Line RB, Ser. A, 4.00%, 11/01/06, FSA	No Opt. Call	4,863,241

					9,843,841

			Minnesota—1.2%
AAA	375		Hsg. Fin. Auth. RB, Ser. D, 5.35%, 8/01/06, MBIA	05/06 @ 101	375,529
AAA	5,075		Met. Council Minneapolis-St. Paul GO, 5.25%, 12/01/06	No Opt. Call	5,133,159

					5,508,688

			Nebraska—0.8%
AAA	3,850		Douglas Cnty. Sch. Dist. No. 17 Millard GO, 3.20%, 11/15/06, FSA	No Opt. Call	3,838,296

BlackRock Municipal Target Term Trust (BMN) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Nevada—0.2%
AAA	$ 800	[3]	Dept. of Bus. & Ind. RB, Las Vegas Monorail Proj., Zero Coupon, 1/01/07, AMBAC	ETM	$ 777,944

			New Jersey—0.3%
AAA	70		Elizabeth GO, 6.60%, 8/01/06, MBIA	05/06 @ 100	70,122
AAA	1,000		Monmouth Cnty. Impvt. Auth. Gov’t Loan RB, 2.34%, 12/01/06, FSA	No Opt. Call	988,450
AAA	375	[3]	N. Jersey Dist. Wtr. Sply. RB, Wanaque So. Proj., 6.50%, 7/01/06, MBIA	ETM	377,749

					1,436,321

			New York—4.0%
AAA	8,070		Hsg. Fin. Agcy. Hsg. Proj. Mtg. RB, Ser. A, 5.50%, 11/01/06, FSA	05/06 @ 102	8,101,635
			New York GO,
AAA	2,895	[3]	Ser. E, 6.125%, 8/01/06, MBIA	ETM	2,920,273
AAA	7,105		Ser. E, 6.125%, 8/01/06, MBIA	No Opt. Call	7,166,316

					18,188,224

			Ohio—4.0%
			Bldg. Auth. RB,
AAA	4,585		Admin. Bldg. Fd. Proj., Ser. A, 5.00%, 10/01/06, FSA	No Opt. Call	4,618,012
AAA	10,000		Correction Facs. Proj., Ser. A, 5.00%, 10/01/06, FSA	No Opt. Call	10,071,000
AAA	2,170		Cincinnati City Sch. Dist. Sch. Impvt. GO, 4.00%, 12/01/06, MBIA	No Opt. Call	2,176,749
AAA	1,285		Milford Sch. Dist. GO, 3.25%, 12/01/06, FSA	No Opt. Call	1,281,890

					18,147,651

			Oregon—0.4%
AAA	2,020		Dept. of Admin. Svcs. COP, Ser. A, 5.00%, 11/01/06, FSA	No Opt. Call	2,036,625

			Pennsylvania—2.6%
AAA	1,900		Dept. of Gen. Svcs. COP, 4.25%, 5/01/06, FSA	No Opt. Call	1,900,988
AAA	1,000		Philadelphia GO, 4.00%, 9/15/06, FSA	No Opt. Call	1,002,110
AAA	2,950		Philadelphia Wtr. & Wst. RB, 5.50%, 6/15/06, MBIA	No Opt. Call	2,961,062
AAA	3,620		Pittsburgh Pub. Pkg. Auth. Pkg. RB, 2.75%, 12/01/06, AMBAC	No Opt. Call	3,592,669
AAA	2,375		Tpke. Comm. RB, Ser. A, 4.125%, 12/01/06, FGIC	No Opt. Call	2,384,144

					11,840,973

			Rhode Island—0.7%
AAA	3,400		Rhode Island & Providence Plantations GO, Ser. A, 4.00%, 12/01/06, FSA	No Opt. Call	3,410,132

			Texas—10.2%
AAA	6,575		Austin Wtr. & Wstwtr. Sys. RB, Ser. C, 3.75%, 11/15/06, FSA	No Opt. Call	6,583,482
AAA	8,500		Cypress-Fairbanks Indpt. Sch. Dist. GO, Zero Coupon, 8/01/06, AMBAC	No Opt. Call	8,403,355
AAA	6,355		Dallas Rapid Transit RB, 3.70%, 12/01/06, AMBAC	No Opt. Call	6,361,736
AAA	2,280		Denton Util. Sys. Mult. Util. Impvt. RB, 4.25%, 12/01/06, AMBAC	No Opt. Call	2,290,465
AAA	15,000		Mun. Pwr. Agcy. RB, Zero Coupon, 9/01/06, AMBAC	No Opt. Call	14,784,150
AAA	6,035		MuniMae Trust RB, Ser. 10, Cl. A, 4.40%, 7/25/08	No Opt. Call	6,015,809
AAA	2,465		Round Rock Indpt. Sch. Dist. GO, Ser. A, 4.25%, 8/01/06	No Opt. Call	2,470,694

					46,909,691

			Utah—1.3%
AAA	5,950		Utah GO, Ser. B, 4.50%, 7/01/06	No Opt. Call	5,963,923

			Washington—5.9%
AAA	1,325		Benton Cnty. Pub. Util. Dist. Elec. RB, 3.75%, 11/01/06, FSA	No Opt. Call	1,326,391
			King Cnty. GO,
AAA	75	[3]	3.50%, 12/01/06, MBIA	ETM	75,046
AAA	2,015		3.50%, 12/01/06, MBIA	No Opt. Call	2,014,295
AAA	2,100		Kitsap Cnty. GO, Ser. B, 4.00%, 12/01/06, AMBAC	No Opt. Call	2,106,258
AAA	12,875	[3]	Pub. Pwr. Sply. RB, Nuclear Proj. No. 2, Ser. A, Zero Coupon, 7/01/06, MBIA	ETM	12,765,562
AAA	5,620		Snohomish Cnty. Pub. Util. Dist. Elec. RB, 4.125%, 12/01/06, FSA	No Opt. Call	5,640,176
AAA	3,360	[4]	Thurston Cnty. Sch. Dist. No. 3 GO, 4.25%, 12/01/06, FSA	N/A	3,375,422

					27,303,150

			West Virginia—1.4%
AAA	1,000		Econ. Dev. Auth. RB, Correctional Juvenile & Pub. Proj., 4.00%, 6/01/06, MBIA	No Opt. Call	1,000,650
AAA	5,300		West Virginia GO, 4.00%, 6/01/06, FSA	No Opt. Call	5,303,604

					6,304,254

			Total Long-Term Investments (cost $264,126,739)		264,917,454

BlackRock Municipal Target Term Trust (BMN) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			SHORT-TERM INVESTMENTS—41.8%
			Alaska—0.8%
A-1+	$ 3,700	[5]	Valdez Marine Term RB, ExxonMobil Proj., 3.12%, 4/03/06, FRDD	$ 3,700,000

			California—3.3%
A-1+	15,000	[5]	St. Dept. Wtr. Res. Pwr. Sply. RB, 3.17%, 4/06/06, FSA, FRWD	15,000,000

			Delaware—3.5%
A-1+	16,000	[5]	St. Econ. Dev. Auth. RB, Hosp. Billing Proj., Ser. B, 3.17%, 4/05/06, FRWD	16,000,000

			Illinois—3.0%
A-1+	14,000	[5]	Fin. Auth. RB, Resurrection Hlth Proj., Ser. B, 3.18%, 4/03/06, FRWD	14,000,000

			Massachusetts—5.7%
			Hlth. & Edl. Fac. Auth. RB, Harvard Univ. Proj.,
A-1+	12,000	[5]	Ser. BB, 3.02%, 4/06/06, FRWD	12,000,000
A-1+	14,000	[5]	Ser. R, 2.92%, 4/03/06, FRDD	14,000,000

				26,000,000

			Missouri—2.0%
A-1+	9,100	[5]	St. Hlth. & Edl. Fac. RB, Med. Research Facs. Stowers Inst. Proj., 3.22%, 4/06/06, MBIA, FRWD	9,100,000

			Nebraska—3.6%
A-1+	16,300	[5]	American Pub. Energy Agcy. Gas Sply. RB, 3.19%, 4/06/06, FRWD	16,300,000

			New Jersey—2.0%
A-1+	9,195	[5]	Union Cnty. Indl. Poll. Ctrl. Auth. RB, Exxon Proj., 2.81%, 4/03/06, FRDD	9,195,000

			New York—6.3%
A-1+	15,000	[5]	City of New York GO, 3.16%, 4/05/06, FRWD	15,000,000
A-1+	14,000	[5]	Triborough Brdg. & Tunl. Auth. RB, 3.16%, 4/06/06, FRWD	14,000,000

				29,000,000

			North Carolina—1.5%
A-1+	7,100	[5]	Union Cnty. GO, Ser. B, 3.11%, 4/06/06, FRWD	7,100,000

			Ohio—0.1%
A-1+	300	[5]	Kent St. Univ. RB, 3.17%, 4/05/06, MBIA, FRWD	300,000

			Pennsylvania—2.6%
A-1+	3,000	[5]	Emmaus Gen. Auth. RB, 3.18%, 4/05/06, FSA, FRWD	3,000,000
A-1+	9,045	[5]	Erie Wtr. Auth. RB, 3.17%, 4/06/06, FSA, FRWD	9,045,000

				12,045,000

			Tennessee—6.1%
VMIG1	16,000	[5]	Clarksville Pub. Bldg. Auth. RB, 3.17%, 4/03/06, FRDD	16,000,000
VMIG1	12,000	[5]	Montgomery Cnty. Pub. Bldg. Auth. RB, 3.17%, 4/03/06, FRDD	12,000,000

				28,000,000

			Wyoming—1.2%
A-1+	5,725	[5]	Lincoln Cnty. Poll. Ctrl. RB, Exxon Proj., 3.12%, 4/03/06, FRDD	5,725,000

BlackRock Municipal Target Term Trust (BMN) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUND—0.1%
300	AIM Tax Free Investment Co. Cash Reserve Portfolio	$ 300,000

	Total Short-Term Investments (cost $191,765,000)	191,765,000

	Total Investments—99.4% (cost $455,891,7396)	$ 456,682,454
	Other assets in excess of liabilities—0.6%	2,892,415

	Net Assets Applicable to Common Shareholders—100%	$ 459,574,869

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch’s ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is collateralized by U.S. Treasury obligations.
[4]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of March 31, 2006.
[6]	Cost for Federal income tax purposes is $455,690,505. The net unrealized appreciation on a tax basis is $991,949, consisting of $1,200,233 gross unrealized appreciation and $208,284 gross unrealized depreciation.

 KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	FRWD	—	Floating Rate Weekly Demand
COP	—	Certificate of Participation	FSA	—	Financial Security Assurance
ETM	—	Escrowed to Maturity	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Co.	MBIA	—	Municipal Bond Insurance Assoc.
FRDD	—	Floating Rate Daily Demand	RB	—	Revenue Bond

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock Municipal Target Term Trust, Inc.___

By:___/s/ Henry Gabbay____________________________________
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: May 25, 2006

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:___/s/ Robert S. Kapito___________________________________
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: May 25, 2006

By:__/s/ Henry Gabbay______________________________________
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: May 25, 2006